Redeemable Noncontrolling Interests (Changes in Redeemable Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Statement of Stockholders' Equity [Abstract]
Beginning Balance	¥ 945	¥ 0	¥ 0
Transaction with noncontrolling interests	2,122	959	0
Adjustment of redeemable noncontrolling interests to redemption value	0	3	0
Comprehensive income (loss)
Net Income	137	32	0
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	10	(24)	0
Net change of foreign currency translation adjustments	203	(25)	0
Total other comprehensive income (loss)	213	(49)	0
Comprehensive income (loss)	350	(17)	0
Dividends	(772)	0	0
Ending Balance	¥ 2,645	¥ 945	¥ 0